Commitments	3 Months Ended
Mar. 31, 2021
Commitments
Commitments

12 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters and leasing of the Frankfurt laboratory, Airport Berlin, Airport Düsseldorf, Airport Frankfurt and additional laboratory space in Hamburg. The future lease payments and utilities for these non-cancellable lease contracts are EUR 206k within one year, EUR 1,686k within five years and EUR 4,855k thereafter (December 31, 2020: EUR 283k, EUR 1,686k and EUR 4,855k respectively).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 28k within one year (December 31,2020: EUR 33k) and EUR 5k within five years (December 31, 2020: EUR 9k).

Future payment obligations

As of March 31, 2021, the Group concluded agreements with suppliers, for goods and services to be provided subsequent to March 31, 2021 with a total payment obligation of approximately EUR 2,937k (December 31, 2020: EUR 4,669k).